Trade and Other Receivables (Details) - USD ($)		6 Months Ended	12 Months Ended
	Feb. 15, 2026	Jun. 30, 2026	Dec. 31, 2025
Trade and Other Receivables [Line Items]
Total cost		$ 7,000,000
Utilized amounting		500,000	$ 4,530,000
Prepaid consultancy services		1,970,000
Legal entity		938,000	938,000
Fair value of ordinary shares		1,230,000	880,000
Acquisition			250,000,000
Purchase consideration			50,000,000
Issued capital, ordinary shares		$ 1,230,000	$ 880,000
Agreed price		$ 0.2
Aggregate value	$ 1,200,000
Other receivables	$ 1,200,000
Bottom of Range [Member]
Trade and Other Receivables [Line Items]
Trade receivables percentage		21.37%	5.35%
Other receivables percentage		0.25%	3.00%
Top of Range [Member]
Trade and Other Receivables [Line Items]
Trade receivables percentage		44.00%	6.78%
Other receivables percentage		7.50%	15.00%
Vendor and Customer Relationship Management System (VCRM) [Member]
Trade and Other Receivables [Line Items]
System estimated period		2 years
Contract value		$ 900,000	$ 1,000,000
Cloud Management Platform Development (CMP) [Member]
Trade and Other Receivables [Line Items]
System estimated period		2 years
Outsourcing amount		$ 1,100,000	$ 1,300,000
S2MA Capital Limited [Member] | Ordinary shares [Member]
Trade and Other Receivables [Line Items]
Ordinary shares issued (in Shares)		880,000
Reveillon Group Limited [Member] | Ordinary shares [Member]
Trade and Other Receivables [Line Items]
Ordinary shares issued (in Shares)		615,000
Teo Jia He [Member] | Ordinary shares [Member]
Trade and Other Receivables [Line Items]
Ordinary shares issued (in Shares)		6,000,000